Note 5 - Loans, Net of Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2024	2023	2023

Point-of-sale loans and leases	$3,078,941	$2,879,320	$2,414,266
Commercial real estate mortgages	822,086	889,069	752,138
Commercial real estate loans	9,062	8,793	12,811
Public sector and other financing	55,078	55,054	42,523
	3,965,167	3,832,236	3,221,738

Allowance for credit losses	(2,386)	(2,513)	(2,289)
Accrued interest	21,500	20,681	15,634

Total loans, net of allowance for credit losses	$3,984,281	$3,850,404	$3,235,083

Disclosure of loans by lending asset category [text block]
	As at January 31, 2024				As at October 31, 2023
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$3,068,742	$10,199	$-	$3,078,941	$2,873,078	$6,242	$-	$2,879,320
ECL allowance	65	-	-	65	100	-	-	100
EL %	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commercial real estate mortgages	$620,317	$201,769	$-	$822,086	$717,755	$155,993	$15,321	$889,069
ECL allowance	1,656	450	-	2,106	1,699	523	-	2,222
EL %	0.27%	0.22%	0.00%	0.26%	0.24%	0.34%	0.00%	0.25%
Commercial real estate loans	$9,062	$-	$-	$9,062	$8,793	$-	$-	$8,793
ECL allowance	55	-	-	55	42	-	-	42
EL %	0.61%	0.00%	0.00%	0.61%	0.48%	0.00%	0.00%	0.48%
Public sector and other financing	$50,824	$4,254	$-	$55,078	$49,293	$5,761	$-	$55,054
ECL allowance	134	26	-	160	104	45	-	149
EL %	0.26%	0.61%	0.00%	0.29%	0.21%	0.78%	0.00%	0.27%
Total loans	$3,748,945	$216,222	$-	$3,965,167	$3,648,919	$167,996	$15,321	$3,832,236
Total ECL allowance	1,910	476	-	2,386	1,945	568	-	2,513
Total EL %	0.05%	0.22%	0.00%	0.06%	0.05%	0.34%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$2,386	$1,290		$1,670		$2,638
Variance from reported ECL		(1,096)		(716)		252
Variance from reported ECL (%)		(46%	)	(30%	)	11%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	33	(68)	-	(35)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(35)	-	-	(35)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$65	$-	$-	$65

Commercial real estate mortgages
Balance at beginning of period	$1,699	$523	$-	$2,222
Transfer in (out) to Stage 1	122	(122)	-	-
Transfer in (out) to Stage 2	(109)	109	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(33)	(43)	-	(76)
Loan originations	66	-	-	66
Derecognitions and maturities	(89)	(17)	-	(106)
Provision for (recovery of) credit losses	(43)	(73)	-	(116)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,656	$450	$-	$2,106

Commercial real estate loans
Balance at beginning of period	$42	$-	$-	$42
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2	-	-	2
Loan originations	11	-	-	11
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	13	-	-	13
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$55	$-	$-	$55

Public sector and other financing
Balance at beginning of period	$104	$45	$-	$149
Transfer in (out) to Stage 1	18	(18)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	12	(1)	-	11
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	30	(19)	-	11
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$134	$26	$-	$160

Total balance at end of period	$1,910	$476	$-	$2,386
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(54)	54	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	54	(16)	-	38
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	38	-	-	38
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$583	$-	$-	$583

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	62	(62)	-	-
Transfer in (out) to Stage 2	(30)	30	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	263	(31)	-	232
Loan originations	86	-	-	86
Derecognitions and maturities	(14)	-	-	(14)
Provision for (recovery of) credit losses	367	(63)	-	304
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,517	$74	$-	$1,591

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	3	-	-	3
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	3	-	-	3
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$57	$-	$-	$57

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	11	2	-	13
Loan originations	27	-	-	27
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	38	2	-	40
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$55	$3	$-	$58

Total balance at end of period	$2,212	$77	$-	$2,289